Announcements and subsequent events	6 Months Ended
Jun. 30, 2022
Disclosure Of Additional Information [Abstract]
Announcements and subsequent events	Announcements and subsequent events
AngloGold Ashanti’s CFO Christine Ramon retired in June 2022
On 30 June 2022, Ms. Christine Ramon took early retirement from her role as Chief Financial Officer, after more than seven years with the Company. Effective 1 July 2022, Mr. Ian Kramer has been appointed as Interim Chief Financial Officer until such date as a replacement Chief Financial Officer has been appointed.

Debt Refinancing
During June 2022, AngloGold Ashanti signed a new five-year unsecured multi-currency revolving credit facility (“RCF”) maturing in June 2027, with two one-year extensions on application, with a syndicate of 13 banks. This new US$1.4bn multi-currency RCF also allows for a drawing in Australian Dollars to a maximum of A$500m. This new US$1.4bn multi-currency RCF replaces the previous US$1.4bn RCF (including an A$500m RCF) put in place in 2018.

AngloGold Ashanti approved to list on A2X
AngloGold Ashanti was approved for a secondary listing on A2X Markets (“A2X”) and its shares were available for trading from 6 June 2022. AngloGold Ashanti’s listings on the Johannesburg Stock Exchange (“JSE”), the New York Stock Exchange (“NYSE”), the Australian Securities Exchange (“ASX”) and Ghana Stock Exchange (“GhSE”) were maintained. The issued share capital is unaffected by the additional listing on A2X. A2X is a licenced stock exchange authorised to provide a secondary listing venue for companies.
Gramalote Project
Subsequent to 30 June 2022, based on the preliminary results of the optimised feasibility study for the Gramalote Project in Colombia, a joint operation between the Company and B2Gold, both partners have determined that the project does currently not meet their investment thresholds for development of the project at this time. Therefore, in conjunction with finalising the Gramalote feasibility study by the end of the third quarter of 2022, the Company and B2Gold intend to jointly complete a comprehensive review of the alternatives relating to the project. The decision was considered to be an impairment indicator.

The Company has performed an impairment test on the Gramalote Project cash-generating unit (“CGU”) and the analysis concluded that the carrying value of the Gramalote Project CGU is not impaired.